Significant Accounting Policies - Schedule of Annual Depreciation Rates (Details)	Dec. 31, 2025
Computers [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives of the assets	33 years 3 months 29 days
Office furniture and equipment [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives of the assets	7 years
Leasehold improvements [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives of the assets	16 years 8 months 1 day
Laboratory equipment [Member] | Minimum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives of the assets	15 years
Laboratory equipment [Member] | Maximum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives of the assets	30 years